GOODWILL AND INTANGIBLE ASSETS, NET- Schedule of other intangible assets, net (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Original amount:	$ 317.6	$ 266.4
Accumulated amortization:	116.2	72.3
Intangible assets, net:	$ 201.4	194.1
Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	1 year
Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	20 years
Core Technology
Finite-Lived Intangible Assets [Line Items]
Original amount:	$ 230.5	195.0
Accumulated amortization:	63.1	53.6
Intangible assets, net:	$ 167.4	141.4
Core Technology | Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	7 years
Core Technology | Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	8 years
Trademarks and trade names
Finite-Lived Intangible Assets [Line Items]
Original amount:	$ 7.5	7.5
Accumulated amortization:	7.1	6.9
Intangible assets, net:	$ 0.4	0.6
Trademarks and trade names | Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	15 years
Trademarks and trade names | Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	20 years
Customer relationship
Finite-Lived Intangible Assets [Line Items]
Original amount:	$ 79.6	63.9
Accumulated amortization:	46.0	11.8
Intangible assets, net:	$ 33.6	$ 52.1
Customer relationship | Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	1 year
Customer relationship | Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	4 years